BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Long-Term Debt, Gross	$ 81,753	$ 191,248
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized		500,000,000
Common Stock, Shares, Outstanding	209,519,429	162,788,028
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Shares Outstanding		1,000,000
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		1,900,000
Preferred Stock, Shares Outstanding		1,833,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Shares Outstanding	221,700	207,500